Short Term Investments	12 Months Ended
Dec. 31, 2020
Investments All Other Investments [Abstract]
Short Term Investment
5.	SHORT-TERM INVESTMENT

	As of December 31,
	2019	2020
	RMB	RMB
Wealth management product	10,000	-

Short-term investment represented the investment on certain units of a wealth management product issued by a commercial bank with a variable interest rate indexed to the performance of underlying assets. The commercial bank will publish unit fair value of the product every seven days.